Borrowings (Tables)	12 Months Ended
Jan. 31, 2020
Disclosure Of Borrowings Abstract
Disclosure of Detailed Information About Borrowings

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Amounts due in less than one year:
Secured liabilities:
Bank loans	17,900	20,000
Debt issuance costs in relation to bank loan	-	(270)
Other loan	1,315	1,237
	19,215	20,967
Amounts due after more than one year:
Secured liabilities:
Convertible loan notes	19,698	-
	19,698	-
	38,913	20,967